UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07641
                                                    -----------

                      Advantage Advisers Augusta Fund, LLC
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
           ----------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-667-4225
                                                           -------------
                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2009
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                       [ADVANTAGE ADVISERS LOGO]

                     Advantage Advisers Augusta Fund, L.L.C.

                              Financial Statements

                     For the Six Months Ended June 30, 2009

                                   (Unaudited)

                     ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2009
                                   (UNAUDITED)

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital .....................    1

Schedule of Portfolio Investments .........................................    2

Schedule of Securities Sold, Not Yet Purchased ............................    6

Statement of Operations ...................................................    9

Statements of Changes in Members' Capital .................................   10

Notes to Financial Statements .............................................   11

Supplemental Information ..................................................   23

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    JUNE 30, 2009
ASSETS
Investments in securities, at market value (cost: $ 33,662,877)                     $  32,087,847
Cash and cash equivalents                                                              16,166,317
Due from broker                                                                        31,760,989
Receivable for investment securities sold                                               1,348,280
Dividends receivable                                                                       19,462
Interest receivable                                                                        19,282
Other assets                                                                               30,113
                                                                                    -------------
   TOTAL ASSETS                                                                        81,432,290
                                                                                    -------------

LIABILITIES
Securities sold, not yet purchased, at market value (proceeds: $ 26,563,600)           26,790,218
Payable for investment securities purchased                                             5,116,544
Dividends payable on securities sold, not yet purchased                                    28,595
Accounting and investor services fees payable                                              22,349
Accrued expenses                                                                          244,129
                                                                                    -------------
   TOTAL LIABILITIES                                                                   32,201,835
                                                                                    -------------

      NET ASSETS                                                                    $  49,230,455
                                                                                    =============

MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                                           $  51,032,103
Net unrealized depreciation on investments                                             (1,801,648)
                                                                                    -------------

   MEMBERS' CAPITAL - NET ASSETS                                                    $  49,230,455
                                                                                    =============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 JUNE 30, 2009
SHARES                                                                               VALUE
------                                                                           -------------
               INVESTMENT IN SECURITIES - 65.18%
               COMMON STOCK - 65.18%
               UNITED STATES - 63.16%
                  AGRICULTURAL CHEMICALS - 4.75%
      31,460         Monsanto Co.                                          (a)   $   2,338,736
                                                                                 -------------
                  AIRLINES - 1.64%
      91,042         Continental Airlines, Inc., Class B*                  (a)         806,632
                                                                                 -------------
                  ALTERNATIVE WASTE TECHNOLOGY - 1.64%
      58,044         Calgon Carbon Corp.*                                              806,231
                                                                                 -------------
                  CASINO HOTELS - 1.38%
      19,288         Wynn Resorts, Ltd.*                                               680,866
                                                                                 -------------
                  CHEMICALS - SPECIALTY - 1.48%
      39,175         Cytec Industries, Inc.                                (a)         729,439
                                                                                 -------------
                  COMMERCIAL BANKS - WESTERN U.S. - 3.68%
      39,765         City National Corp.                                   (a)       1,464,545
      12,792         SVB Financial Group*                                  (a)         348,198
                                                                                 -------------
                                                                                     1,812,743
                                                                                 -------------

                  DIALYSIS CENTERS - 1.59%
      15,850         DaVita, Inc.*                                                     783,941
                                                                                 -------------
                  DISPOSABLE MEDICAL PRODUCTS - 1.85%
      12,225         CR Bard, Inc.                                         (a)         910,151
                                                                                 -------------
                  DIVERSIFIED MANUFACTURING OPERATIONS - 2.00%
      15,915         Danaher Corp.                                         (a)         982,592
                                                                                 -------------
                  ELECTRONIC COMPONENTS - SEMICONDUCTORS - 1.60%
      53,088         International Rectifier Corp.*                        (a)         786,233
                                                                                 -------------
                  FOOD - MEAT PRODUCTS - 0.53%
       7,578         Hormel Foods Corp.                                                261,744
                                                                                 -------------
                  GOLD MINING - 2.46%
      29,680         Newmont Mining Corp.                                            1,213,022
                                                                                 -------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                 JUNE 30, 2009
SHARES                                                                               VALUE
------                                                                           -------------
               COMMON STOCK - (CONTINUED)
               UNITED STATES - (CONTINUED)
                  INDEPENDENT POWER PRODUCER - 0.67%
      65,675         RRI Energy, Inc.*                                     (a)   $     329,032
                                                                                 -------------
                  INSTRUMENTS - SCIENTIFIC - 0.49%
      10,528         FEI Co.*                                              (a)         241,091
                                                                                 -------------
                  INTERNET INFRASTRUCTURE SOFTWARE - 0.76%
      19,565         Akamai Technologies, Inc.*                            (a)         375,257
                                                                                 -------------
                  MACHINERY - ELECTRICAL - 1.71%
      35,359         Baldor Electric Co.                                   (a)         841,191
                                                                                 -------------
                  MEDICAL - BIOMEDICAL / GENETICS - 2.05%
      18,129         Genzyme Corp.*                                                  1,009,241
                                                                                 -------------
                  MEDICAL - DRUGS - 2.96%
      30,643         Allergan, Inc.                                        (a)       1,457,994
                                                                                 -------------
                  MEDICAL - WHOLESALE DRUG DISTRIBUTION - 3.29%
      53,095         Cardinal Health, Inc.                                 (a)       1,622,052
                                                                                 -------------
                  MEDICAL PRODUCTS - 1.45%
      16,735         Zimmer Holdings, Inc.*                                (a)         712,911
                                                                                 -------------
                  NETWORKING PRODUCTS - 0.37%
       9,850         Cisco Systems, Inc.*                                              183,604
                                                                                 -------------
                  OIL COMPANIES - EXPLORATION & PRODUCTION - 1.92%
      11,564         Anadarko Petroleum Corp.                                          524,890
      12,849         Newfield Exploration Co.*                                         419,777
                                                                                 -------------
                                                                                       944,667
                                                                                 -------------
                  OIL REFINING & MARKETING - 1.30%
      37,888         Valero Energy Corp.                                               639,928
                                                                                 -------------
                  REGISTERED INVESTMENT COMPANY - 6.83%
      44,609         Market Vectors - Gold Miners*                                   1,684,436
      14,495         SPDR Gold Trust*                                      (a)       1,321,654
      25,698         United States Natural Gas Fund LP*                                356,431
                                                                                 -------------
                                                                                     3,362,521
                                                                                 -------------
                  RETAIL - MAIL ORDER - 1.84%
      76,196         Williams - Sonoma, Inc.                                           904,447
                                                                                 -------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                 JUNE 30, 2009
SHARES                                                                               VALUE
------                                                                           -------------
               COMMON STOCK - (CONTINUED)
               UNITED STATES - (CONTINUED)
                  RETAIL - RESTAURANTS - 0.27%
     109,175         Jamba, Inc.*                                                $     131,010
                                                                                 -------------
                  SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 2.12%
      65,163         Sigma Designs, Inc.*                                            1,045,215
                                                                                 -------------
                  SUPER-REGIONAL BANKS - U.S. - 1.69%
      50,513         SunTrust Banks, Inc.                                  (a)         830,939
                                                                                 -------------
                  TELECOMMUNICATION EQUIPMENT - FIBER OPTICS - 2.49%
      76,425         Corning, Inc.                                         (a)       1,227,386
                                                                                 -------------
                  TRANSPORT - SERVICES - 2.81%
      23,264         Expeditors International of Washington, Inc.          (a)         775,622
      21,835         Ryder System, Inc.                                    (a)         609,633
                                                                                 -------------
                                                                                     1,385,255
                                                                                 -------------
                  TRANSPORT - TRUCK - 1.66%
      22,755         Landstar System, Inc.                                 (a)         817,132
                                                                                 -------------
                  WATER TREATMENT SYSTEMS - 1.33%
      38,752         Nalco Holding Co.                                     (a)         652,584
                                                                                 -------------
                  WIRELESS EQUIPMENT - 0.55%
       5,942         QUALCOMM, Inc.                                                    268,578
                                                                                 -------------
               TOTAL UNITED STATES (COST $32,716,641)                            $  31,094,365
                                                                                 -------------
               CANADA - 2.02%
                  GOLD MINING - 2.02%
      29,612         Barrick Gold Corp.                                    (a)         993,482
                                                                                 -------------
               TOTAL CANADA (COST $946,236)                                      $     993,482
                                                                                 -------------
               TOTAL COMMON STOCK (COST $33,662,877)                             $  32,087,847
                                                                                 =============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                 JUNE 30, 2009
                                                                                     VALUE
                                                                                 -------------
               TOTAL INVESTMENTS IN SECURITIES (COST $33,662,877) - 65.18%       $  32,087,847
                                                                                 -------------
               OTHER ASSETS, LESS LIABILITIES - 34.82%**                            17,142,608
                                                                                 -------------
               NET ASSETS - 100.00%                                              $  49,230,455
                                                                                 =============

*     Non-income producing security.

** Includes $16,166,317 invested in a PNC Bank Money Market Account, which is 32.84% of net assets.

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

                                                                  JUNE 30, 2009
                                                                  PERCENTAGE OF
INVESTMENT IN SECURITIES - BY INDUSTRY                            NET ASSETS (%)
---------------------------------------------------------------   --------------
   Agricultural Chemicals                                              4.75
   Airlines                                                            1.64
   Alternative Waste Technology                                        1.64
   Casino Hotels                                                       1.38
   Chemicals - Specialty                                               1.48
   Commercial Banks - Western U.S.                                     3.68
   Dialysis Centers                                                    1.59
   Disposable Medical Products                                         1.85
   Diversified Manufacturing Operations                                2.00
   Electronic Components - Semiconductors                              1.60
   Food - Meat Products                                                0.53
   Gold Mining                                                         4.48
   Independent Power Producer                                          0.67
   Instruments - Scientific                                            0.49
   Internet Infrastructure Software                                    0.76
   Machinery - Electrical                                              1.71
   Medical - Biomedical / Genetics                                     2.05
   Medical - Drugs                                                     2.96
   Medical - Wholesale Drug Distribution                               3.29
   Medical Products                                                    1.45

                                                                  JUNE 30, 2009
                                                                  PERCENTAGE OF
INVESTMENT IN SECURITIES - BY INDUSTRY                            NET ASSETS (%)
---------------------------------------------------------------   --------------
   Networking Products                                                 0.37
   Oil Companies - Exploration & Production                            1.92
   Oil Refining & Marketing                                            1.30
   Registered Investment Company                                       6.83
   Retail - Mail Order                                                 1.84
   Retail - Restaurants                                                0.27
   Semiconductor Components - Integrated Circuits                      2.12
   Super-Regional Banks - U.S.                                         1.69
   Telecommunication Equipment - Fiber Optics                          2.49
   Transport - Services                                                2.81
   Transport - Truck                                                   1.66
   Water Treatment Systems                                             1.33
   Wireless Equipment                                                  0.55
                                                                      -----
   TOTAL INVESTMENTS IN SECURITIES                                    65.18
                                                                      =====

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 JUNE 30, 2009
SHARES                                                                               VALUE
------                                                                           -------------
               SECURITIES SOLD, NOT YET PURCHASED - 54.42%
               COMMON STOCK - 54.42%
               UNITED STATES - 54.42%
                  AEROSPACE / DEFENSE - 0.94%
      10,925         The Boeing Co.                                              $     464,313
                                                                                 -------------
                  BATTERIES / BATTERY SYSTEMS - 1.30%
      12,252         Energizer Holdings, Inc.                                          640,044
                                                                                 -------------
                  CHEMICALS - 0.96%
      29,250         Dow Chemical Co.                                                  472,095
                                                                                 -------------
                  COMMERCIAL BANKS - CENTRAL U.S. - 5.54%
      27,534         Cullen / Frost Bankers, Inc.                                    1,269,868
      48,917         Prosperity Bancshares, Inc.                                     1,459,194
                                                                                 -------------
                                                                                     2,729,062
                                                                                 -------------
                  COMMERCIAL BANKS - SOUTHERN U.S. - 0.29%
      15,429         Whitney Holding Corp.                                             141,330
                                                                                 -------------
                  COMPUTERS - 3.65%
      12,623         Apple, Inc.                                                     1,797,894
                                                                                 -------------
                  CONSUMER PRODUCTS - MISCELLANEOUS - 0.77%
      10,925         Fortune Brands, Inc.                                              379,534
                                                                                 -------------
                  DIVERSIFIED MANUFACTURING OPERATIONS - 2.69%
      22,050         3M Co.                                                          1,325,205
                                                                                 -------------
                  E-COMMERCE / PRODUCTS - 1.72%
      10,093         Amazon.com, Inc.                                                  844,380
                                                                                 -------------
                  ENGINEERING / R&D SERVICES - 1.32%
      12,626         Fluor Corp.                                                       647,588
                                                                                 -------------
                  INDUSTRIAL GASES - 1.39%
       9,600         Praxair, Inc.                                                     682,272
                                                                                 -------------
                  MEDICAL - BIOMEDICAL / GENETICS - 3.36%
      42,427         Illumina, Inc.                                                  1,652,107
                                                                                 -------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                 JUNE 30, 2009
SHARES                                                                               VALUE
------                                                                           -------------
               COMMON STOCK - (CONTINUED)
               UNITED STATES - (CONTINUED)
                  MEDICAL - HMO - 1.11%
      21,825         Aetna, Inc.                                                 $     546,716
                                                                                 -------------
                  METAL - COPPER - 1.70%
      16,667         Freeport-McMoRan Copper & Gold, Inc. Class B                      835,183
                                                                                 -------------
                  OFFICE AUTOMATION & EQUIPMENT - 1.26%
      28,350         Pitney Bowes, Inc.                                                621,716
                                                                                 -------------
                  QUARRYING - 0.66%
       7,590         Vulcan Materials Co.                                              327,129
                                                                                 -------------
                  REAL ESTATE MANAGEMENT / SERVICES - 0.00%
      57,998         Tarragon Corp.                                                      1,624
                                                                                 -------------
                  REGISTERED INVESTMENT COMPANY - 13.49%
      23,881         Diamonds Trust, Series I                                        2,021,765
      56,900         IShares Russell 2000 Index Fund                                 2,899,624
      10,103         SPDR S&P Retail                                                   281,268
      37,876         United States Oil Fund LP                                       1,436,637
                                                                                 -------------
                                                                                     6,639,294
                                                                                 -------------
                  REITS - REGIONAL MALLS - 1.65%
      15,782         Simon Property Group, Inc.                                        811,668
                                                                                 -------------
                  REITS - SHOPPING CENTERS - 0.46%
       4,375         Federal Realty Investment Trust                                   225,400
                                                                                 -------------
                  RETAIL - MAJOR DEPARTMENT STORE - 1.47%
      25,256         J.C. Penney Co., Inc.                                             725,100
                                                                                 -------------
                  RETAIL - RESTAURANTS - 2.78%
      25,272         Texas Roadhouse, Inc.                                             275,718
      32,827         Yum! Brands, Inc.                                               1,094,452
                                                                                 -------------
                                                                                     1,370,170
                                                                                 -------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                 JUNE 30, 2009
SHARES                                                                               VALUE
------                                                                           -------------
               COMMON STOCK - (CONTINUED)
               UNITED STATES - (CONTINUED)
                  SUPER-REGIONAL BANKS - U.S. - 5.91%
      35,351         Capital One Financial Corp.                                 $     773,480
      10,101         Comerica, Inc.                                                    213,636
      16,413         PNC Financial Services Group, Inc.                                636,989
      53,021         Wells Fargo & Co.                                               1,286,289
                                                                                 -------------
                                                                                     2,910,394
                                                                                 -------------
               TOTAL SECURITIES SOLD, NOT YET PURCHASED
                  (PROCEEDS $26,563,600)                                         $  26,790,218
                                                                                 =============

                                                                  JUNE 30, 2009
                                                                  PERCENTAGE OF
SECURITIES SOLD, NOT YET PURCHASED - BY INDUSTRY                  NET ASSETS (%)
---------------------------------------------------------------   --------------
   Aerospace / Defense                                                 0.94
   Batteries / Battery Systems                                         1.30
   Chemicals                                                           0.96
   Commercial Banks - Central U.S.                                     5.54
   Commercial Banks - Southern U.S.                                    0.29
   Computers                                                           3.65
   Consumer Products - Miscellaneous                                   0.77
   Diversified Manufacturing Operations                                2.69
   E-Commerce / Products                                               1.72
   Engineering / R&D Services                                          1.32
   Industrial Gases                                                    1.39
   Medical - Biomedical / Genetics                                     3.36

                                                                  JUNE 30, 2009
                                                                  PERCENTAGE OF
SECURITIES SOLD, NOT YET PURCHASED - BY INDUSTRY                  NET ASSETS (%)
---------------------------------------------------------------   --------------
   Medical - HMO                                                       1.11
   Metal - Copper                                                      1.70
   Office Automation & Equipment                                       1.26
   Quarrying                                                           0.66
   Real Estate Management / Services                                   0.00
   Registered Investment Company                                      13.49
   REITS - Regional Malls                                              1.65
   REITS - Shopping Centers                                            0.46
   Retail - Major Department Store                                     1.47
   Retail - Restaurants                                                2.78
   Super-Regional Banks - U.S.                                         5.91
                                                                      -----
   TOTAL SECURITIES SOLD, NOT YET PURCHASED                           54.42
                                                                      =====

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               SIX MONTHS ENDED
                                                                                JUNE 30, 2009
INVESTMENT INCOME
   Dividends (net of withholding tax of $888)                                  $        124,386
   Interest                                                                              80,757
                                                                               ----------------
     TOTAL INVESTMENT INCOME                                                            205,143
                                                                               ----------------
EXPENSES
   Dividends on securities sold, not yet purchased                                      244,603
   Administration fees                                                                  234,632
   Prime broker fees                                                                    107,627
   Audit and tax fees                                                                    81,276
   Legal fees                                                                            65,457
   Accounting and investor services fees                                                 39,146
   Board of managers' fees and expenses                                                  26,034
   Insurance expense                                                                     24,663
   Printing expense                                                                      18,348
   Custody fees                                                                          14,877
   Miscellaneous                                                                         16,860
                                                                               ----------------
     TOTAL EXPENSES                                                                     873,523
                                                                               ----------------

        NET INVESTMENT LOSS                                                            (668,380)
                                                                               ----------------

REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS
   REALIZED GAIN/(LOSS) ON INVESTMENTS
     Investment securities                                                              137,329
     Purchased Options                                                                   71,035
     Written Options                                                                    119,496
     Securities sold, not yet purchased                                               2,326,425
                                                                               ----------------
        NET REALIZED GAIN/(LOSS) ON INVESTMENTS                                       2,654,285
                                                                               ----------------

   NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS                   (366,739)
                                                                               ----------------

     NET REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/DEPRECIATION ON
        INVESTMENTS                                                                   2,287,546
                                                                               ----------------

     NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES       $      1,619,166
                                                                               ================

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                           SPECIAL
                                                           ADVISORY
                                                            MEMBER         MEMBERS         TOTAL
                                                         ------------   -------------   -------------
MEMBERS' CAPITAL, DECEMBER 31, 2007                      $         --   $  61,592,573   $  61,592,573
                                                         ------------   -------------   -------------
FROM INVESTMENT ACTIVITIES
   Net investment loss                                   $         --   $    (998,706)  $    (998,706)
   Net realized gain/(loss) on investments                         --      (5,527,086)     (5,527,086)
   Net change in unrealized gain/(loss) on investments             --     (10,395,814)    (10,395,814)
                                                         ------------   -------------   -------------
   NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM
     INVESTMENT ACTIVITIES                                         --     (16,921,606)    (16,921,606)
                                                         ------------   -------------   -------------
MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                           --       3,465,640       3,465,640
   Capital withdrawals                                             --      (6,261,318)     (6,261,318)
                                                         ------------   -------------   -------------
   NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM
     CAPITAL TRANSACTIONS                                          --      (2,795,678)     (2,795,678)
                                                         ------------   -------------   -------------
MEMBERS' CAPITAL, DECEMBER 31, 2008                      $         --   $  41,875,289   $  41,875,289
                                                         ============   =============   =============

FROM INVESTMENT ACTIVITIES
   Net investment loss                                   $         --   $    (668,380)  $    (668,380)
   Net realized gain/(loss) on investments                         --       2,654,285       2,654,285

   Net change in unrealized gain/(loss) on investments             --        (366,739)       (366,739)
                                                         ------------   -------------   -------------
   NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM
     INVESTMENT ACTIVITIES                                         --       1,619,166       1,619,166
                                                         ------------   -------------   -------------
MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                           --       5,736,000       5,736,000
   Capital withdrawals                                             --              --              --
                                                         ------------   -------------   -------------
   NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM
     CAPITAL TRANSACTIONS                                          --       5,736,000       5,736,000
                                                         ------------   -------------   -------------
MEMBERS' CAPITAL, JUNE 30, 2009                          $         --   $  49,230,455   $  49,230,455
                                                         ============   =============   =============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

      1.    ORGANIZATION

            Advantage Advisers Augusta Fund, L.L.C. (the "Company") was organized under the Delaware Revised Uniform Limited Partnership Act on May 30, 1996. Effective May 9, 2003 pursuant to the approval of its Limited Partners, the Company was converted to a Delaware limited liability company. At such time, the general partner's interest was converted to a member interest and a Special Advisory Account was established for the investment adviser. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified management investment company. The Company's term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 3, 2003.

            The Company's investment objective is to achieve capital appreciation. It pursues this objective by investing in corporate equity and debt securities, using a value- and growth-based approach to security selection. The Company invests principally in equity securities of publicly-traded U.S. companies, including common stocks and other securities having equity characteristics, such as convertible bonds, convertible preferred stocks and stock options. The Company also may invest in corporate or government bonds and various types of derivatives securities, including futures, forwards, index options and warrants. It also may invest in equity and debt securities, bonds and other fixed-income securities of foreign issuers.

            Responsibility for the overall management and supervision of the operations of the Company is vested in the Board of Managers of the Company (the "Board of Managers"). There are six members of the Board of Managers, one of whom is considered an "interested person" under the Act. Since September 1, 2004, the Company's investment adviser has been Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated December 8, 2004 (the "New Advisory Agreement"). OAM is the managing member of the Adviser, and Eden Capital Management Partners L.P. ("ECM") is a non-managing member of the Adviser. Investment professionals employed by ECM manage the Company's investment portfolio on behalf of and under the supervision of the Adviser.

            The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members once each year effective as of the end of each such year.

            Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

      2.    SIGNIFICANT ACCOUNTING POLICIES

            The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

            A.    REVENUE RECOGNITION

            Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividend income and expenses are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

            B.    PORTFOLIO VALUATION

            The Company's securities are valued at fair value in accordance with policies adopted by the Board of Managers, which are summarized below.

            (i) Domestic exchange traded securities (other than options and those securities traded on the NASDAQ) shall be valued:

                  (1) at their last composite sale prices as reported on the exchanges where those securities are traded; or

                  (2) if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

            (ii)  Securities traded on NASDAQ shall be valued:

                  (1) at the NASDAQ Official Closing Price ("NOCP") (which is the last trade price at or before 4:00 PM (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

                  (2) if no NOCP is available, at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

                  (3)   if no sale is shown on NASDAQ, at the bid price; or

                  (4) if no sale is shown and no bid price is available, the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

      2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            B.    PORTFOLIO VALUATION (CONTINUED)

            Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, purchased and written options are valued at their bid or ask prices, respectively as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices respectively (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, the fair value of the securities and other assets are determined in good faith by, or under the supervision of, the Board of Managers.

            Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

            The Company may enter into transactions in financial futures, foreign exchange options and foreign currency forward contracts that are used for hedging and non-hedging purposes. These contracts are valued at fair value with the resulting gains and losses included in realized gain on investments. Futures and forward contracts and options thereon, which are traded on commodities exchanges, are valued at their settlement value as of the close of such exchanges. The Company did not hold any financial futures, foreign exchange options or foreign currency forward contracts at June 30, 2009.

            All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

      2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            B.    PORTFOLIO VALUATION (CONTINUED)

            Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

            The determination of fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

            The fair value of the Company's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

            In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Company adopted FAS 157 as of January 1, 2008.

            Various inputs are used in determining the value of the Company's investments. These inputs are summarized in the three broad levels listed below.

            Level 1 -- observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

            Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

            Level 3 -- significant unobservable inputs (including the Company's own assumptions in determining the fair value of investments).

            The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

      2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            B.    PORTFOLIO VALUATION (CONTINUED)

            The following is a summary of the inputs used, as of June 30, 2009, in valuing the Company's investments at fair value.

                                              INVESTMENTS    SECURITIES SOLD,
            VALUATION INPUTS                 IN SECURITIES   NOT YET PURCHASED
            ----------------                 -------------   -----------------
            Level 1--Quoted Prices
               Common Stock                   $ 32,087,847     $ (26,790,218)

            Level 2--Other Significant
               Observable Inputs                        --                --

            Level 3--Other Significant
               Unobservable Inputs                      --                --
                                              ------------     -------------
            Total                             $ 32,087,847     $ (26,790,218)
                                              ============     =============

            C.    CASH EQUIVALENTS

            The Company treats all highly-liquid financial instruments that mature within three months from the time of purchase as cash equivalents. At June 30, 2009, $16,166,317 in cash equivalents was held at PNC Bank in a money market account.

            D.    INCOME TAXES

            The Company reclassified $998,706 and $5,527,086 from accumulated net investment loss and accumulated net realized loss on investments, respectively, to net capital contributions during the year ended December 31, 2008. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized loss on investments that have been allocated to the Company's Members and had no effect on net assets.

            The Company is subject to the provisions of the Financial Accounting Standards Board Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Company's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005-2008), and has concluded that no provision for income tax is required in the Company's financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

      2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            D.    INCOME TAXES (CONTINUED)

            The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Company did not incur any interest or penalties.

            Each member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

      3.    ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

            Oppenheimer provides certain management and administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

            During the six months ended June 30, 2009, Oppenheimer earned $52,027 in brokerage commissions from portfolio transactions executed on behalf of the Company.

            Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (except the Special Advisory Member) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation is credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2009, there was no Incentive Allocation credited to the Special Advisory Account.

            At June 30, 2009, the Adviser had an investment in the Company amounting to $296,395, and is included in Members' Capital.

            Each member of the Board of Managers (each a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. The lead independent manager receives an additional annual fee of $2,500. Managers who are "interested persons" do not receive any annual or other fee from the Company. Managers who are not "interested persons" are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

      3.    ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

            PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

            PNC Global Investment Servicing Inc. ("PNC"), formerly known as PFPC Inc., serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, record-keeping and investor related services. The Company pays PNC an administration fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

            Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the six months ended June 30, 2009, sales commissions earned by Oppenheimer amounted to $7,000.

      4.    INDEMNIFICATIONS

            The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

      5.    SECURITIES TRANSACTIONS

            Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2009, amounted to $167,444,267 and $152,964,612, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2009, amounted to $147,560,327 and $145,820,814, respectively.

            At December 31, 2008, the aggregate cost for Federal income tax purposes of portfolio investments, securities sold, not yet purchased and written options was $15,016,219, $26,937,801, and $145,720, respectively.

            For Federal income tax purposes, at December 31, 2008, accumulated net unrealized depreciation on portfolio investments, securities sold, not yet purchased, and written options was $1,591,487, consisting of $4,233,376 gross unrealized appreciation and $5,824,863 gross unrealized depreciation.

            Due from broker primarily represents proceeds from securities sold, not yet purchased, net of premiums from written options, and excess cash, held at the prime broker as of June 30, 2009 and is used as collateral for securities sold, not yet purchased.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

      6.    SHORT-TERM BORROWINGS

            The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of and for the six months ended June 30, 2009, the Company had no outstanding margin borrowings.

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

            In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and sales of securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

            The Company maintains cash in bank deposit accounts which, at times, may exceed Federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

            The Company may enter into forward contracts for the purchase or sale of a specific security or commodity at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Company may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable contract price and any resulting unrealized gains or losses are recorded in the Company's financial statements. The Company records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the contract. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the security or commodity.

            The Company's foreign exchange trading activities involve the purchase and sale (writing) of foreign exchange options having various maturity dates. The Company may seek to limit its exposure to foreign exchange rate movements by hedging such option positions with foreign exchange positions in spot currency, futures and forward contracts. Using financial futures contracts involves various market risks. The maximum amount of risk from the purchase of a futures contract is the contract value. At June 30, 2009, the Company had no foreign spot currency, forward contracts, futures or foreign exchange options outstanding.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

            Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Accordingly, the Company has a concentration of individual counterparty credit risk with the prime broker. The Company pledges securities in an account at PFPC Trust Company, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

            The Company may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets.

            The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

            When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security, index or currency underlying the written option. Exercise of a written option by the counterparty could result in the Company selling or buying a security or currency at a price different from the current market value.

            During the six months ended June 30, 2009, transactions in written options were as follows:

                                                        CALL OPTIONS             PUT OPTIONS
                                                -------------------------   ----------------------
                                                   NUMBER                      NUMBER
                                                OF CONTRACTS    PREMIUM     OF CONTRACTS   PREMIUM
                                                ------------   ----------   ------------   -------
            Beginning balance                            576   $  145,720             --   $    --
            Options purchased                          2,427      769,181             --        --
            Options closed                            (1,542)    (522,178)            --        --
            Options expired                             (436)    (116,022)            --        --
            Options exercised                         (1,025)    (276,701)            --        --
            Options split:                                --           --             --        --
                                                ------------   ----------   ------------   -------
            Written options outstanding as
               of June 30, 2009                           --   $       --             --   $    --
                                                ------------   ----------   ------------   -------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

            The Company adopted FASB Statement of Financial Accounting Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

      8. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period end indicated:

                                                                                        YEAR ENDED
                                                           ------------------------------------------------------------------------
                                        SIX MONTHS ENDED   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                          JUNE 30, 2009        2008           2007           2006           2005          2004+
                                        ----------------   ------------   ------------   ------------   ------------   ------------
Net assets, end of period (000s)          $ 49,230          $ 41,875       $ 61,593       $ 85,544       $ 78,005       $ 69,689
Ratio of net investment loss to
   average net assets**                      (2.90%)***        (1.75%)        (0.41%)        (0.02%)        (0.39%)        (1.51%)
Ratio of expenses to average net
   assets**                                   3.79%***          3.72%          2.68%          2.17%          2.32%          2.32%
Ratio of incentive allocation to
   average net assets                         0.00%             0.00%          1.86%          2.03%          0.20%          0.02%
Total return-gross*                           4.09%           (26.25%)         9.26%         13.74%          7.98%        (10.32%)
Total return-net*                             3.27%           (26.25%)         7.41%         10.99%          6.38%        (10.32%)
Portfolio turnover                             726%              824%           495%           272%           160%           454%

        * Total return assumes a purchase of an interest in the Company on the first day of the period and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any, and does not include any applicable sales charges imposed by the placement agent.

       ** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

      ***   Annualized.

        + Effective September 1, 2004, Advantage Advisers Management, L.L.C. became the Company's investment adviser.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2009 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      9.    SUBSEQUENT EVENTS

            Management has evaluated the impact of all subsequent events on the Company through August 28, 2009, the date the financial statements were issued, and the Company received initial and additional contributions from Members of $975,000.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

I.    PROXY VOTING

      A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission's ("SEC"'s) website at http://www.sec.gov.

      Information regarding how the Company voted proxies relating to portfolio securities during the period from June 30, 2005 through June 30, 2009 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC's website at http://www.sec.gov.

II.   PORTFOLIO HOLDINGS

      The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

III.  APPROVAL OF INVESTMENT ADVISORY AGREEMENT

      At a meeting held on March 26, 2009, the Board of Managers of the Company (the "Board") completed its annual consideration of, and approved the renewal of, the Company's investment advisory agreement with the Adviser.

      In approving the renewal of the investment advisory agreement, the Board, including each of the Independent Managers, reviewed various written materials provided by the Adviser at the request of the Board and assessed: (i) the nature, extent and quality of the services provided to the Company; (ii) the investment performance of the Company relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Company (including fee information for comparable funds) and the profitability of the Adviser; (iv) the extent to which economies of scale would be realized as the Company's assets under management increase; and
      (v) whether advisory fee levels reflect any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and Oppenheimer, an affiliate of the Adviser, which provides certain administrative services to the Company.

      In considering the nature, extent and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing, management and the organizational structure of the various departments of Oppenheimer providing services to the Company. The Board also reviewed with management the investment management, compliance, regulatory, risk management,

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

      administration, accounting, infrastructure and investor services provided by the Adviser and Oppenheimer and reviewed the costs associated with providing these services.

      The Independent Managers had, over the previous twelve months, also considered various matters, including: Oppenheimer's commitment to the advisory business, including the alternative investment advisory business, and its platform of proprietary products; the research and portfolio management capabilities of the personnel responsible for managing the Company's assets; the appropriateness of the Adviser's staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; the Adviser's oversight of third party service providers; the Company's investment performance and the profitability of the Adviser attributable to providing services to the Company, among other matters.

      Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including research and portfolio management services and also benefits from the administrative services and compliance infrastructure provided by the Adviser and Oppenheimer. The Board noted its overall satisfaction with the nature, extent and quality of services provided by the Adviser and concluded that the Company was receiving the services required from the Adviser under its agreement with the Company, and that these services were of appropriate quality.

      The Board also reviewed materials relating to the Company's investment performance on a quarterly basis. The Board also considered the Company's historical investment performance, including a comparison of such performance to the performance of similar funds and relevant indices. The consensus of the Board was that during the past year the investment performance of the Company was competitive with its peers. The indirect benefits received by the Adviser and its affiliates attributable to its relationships to the Company also were considered.

      The Board also considered the advisory fees and current and historical expense ratios of the Company for the services provided by the Adviser and Oppenheimer under the investment advisory agreement and administrative services agreement, respectively. The Independent Managers concluded that the fees paid to Oppenheimer and the Adviser were reasonable and appropriate and were within industry norms, based on the comparisons to similar funds. In particular, a fee comparison showed that the fees charged -- a 1.0% management fee and a 20% incentive allocation -- were at the mid-to-lower end of fees charged for similar products. In this regard, the Board reviewed a comparison of the Company's fees to those of comparable registered funds, and concluded that the Company's fees are similar to those of the other funds. The Board also considered revenues received by the Adviser and Oppenheimer from the Company, including management fees and incentive allocations, as well as data regarding the Adviser's financial condition, compensation and profitability, including related direct and indirect operating expenses relating to the Company and payments made to registered representatives of Oppenheimer for services they provide to investors. The Board noted that registered representatives of Oppenheimer continue to be paid out of Oppenheimer's resources for providing various investor services. The Board noted that the Adviser had not realized significant profits during the previous year from its relationship with

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      the Company but continues to be willing to manage the Company. The Adviser reviewed with the Board the methodology used to estimate the costs and profits of the Adviser, as set forth in the profitability materials provided by management. It also considered the indirect benefits received by the Adviser and its affiliates attributable to their relationships to the Company.

      Based on its review of information relating to the Company's fees and expenses and the profitability of the Adviser and its affiliates, the Board concluded that the Company's fees under the investment advisory agreement and administrative services agreement bear a reasonable relationship to the services provided by the Adviser and Oppenheimer.

      With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board concluded that economies of scale are not being realized at the current asset levels.

      Based on the considerations described above, the following conclusions and determinations were made by the Board, including all of the Independent
      Managers:

            1. the nature, extent and quality of the services provided by the Adviser were adequate and appropriate;

            2. the fees paid to the Adviser and Oppenheimer are reasonable and appropriate in light of both comparative fee information and benefits to be derived by the Adviser and Oppenheimer from their relationships with the Company;

            3. the Adviser's fees are reasonable in light of the advisory fees charged by the Adviser (and other affiliates) and other unaffiliated investment advisers to similar investment vehicles receiving similar services and in light of the fact that, absent any performance allocation, the expenses associated with providing services to the Company had exceeded in the past, and may exceed in the future, the fees payable by the Company;

            4. in light of a declining level of Company assets over the past several years, economies of scale are not being realized by the Adviser or Oppenheimer at current asset levels; and

            5. the approval of the renewal of the Company's investment advisory agreement and administrative services agreement for an additional annual period is in the best interests of the Company and its Members.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1)   Not applicable.

      (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
               Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)   Not applicable.

      (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 Advantage Advisers Augusta Fund, LLC
            ----------------------------------------------------------------

By (Signature and Title)*     /s/ Bryan McKigney
                         ---------------------------------------------------
                              Bryan McKigney, Principal Executive Officer
                              (principal executive officer)

Date                          August 31, 2009
    ------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Bryan McKigney
                         ---------------------------------------------------
                              Bryan McKigney, Principal Executive Officer
                              (principal executive officer)

Date                          August 31, 2009
    ------------------------------------------------------------------------

By (Signature and Title)*     /s/ Vineet Bhalla
                         ---------------------------------------------------
                              Vineet Bhalla, Chief Financial Officer
                              (principal financial officer)

Date                          August 31, 2009
    ------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.